Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Gain on revaluation of revenue interest obligation	$ (4,962)
Other (income) expense
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Gain on revaluation of revenue interest obligation	5,000
Fair Value, Recurring
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Liabilities	14,906	$ 19,290
Fair Value, Recurring | Revenue Interest Obligation.
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Liabilities	14,906	19,290
Fair Value, Recurring | Level 3
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Liabilities	14,906	19,290
Fair Value, Recurring | Level 3 | Revenue Interest Obligation.
FairValueAssetsAndLiabilitiesMeasuredOnRecurringAndNonrecurringBasisLineItems
Liabilities	$ 14,906	$ 19,290